Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 88,923
2021	75,777
2022	52,734
2023	44,681
2024	40,354
2027 and thereafter	263,174
Total lease payments	565,643
Less imputed interest	102,221
Operating lease liability	$ 463,422	$ 463,456